Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.9%)
AMC Networks, Inc. - Class A *	11,440	135
ATN International, Inc.	4,057	128
CarGurus, Inc. *	33,230	582
Cars.com, Inc. *	23,676	399
Cinemark Holdings, Inc. *	41,451	761
Cogent Communications Holdings, Inc.	16,657	1,031
Consolidated Communications Holdings, Inc. *	29,533	101
DISH Network Corp. - Class A *	95,016	557
The E.W. Scripps Co. - Class A *	22,495	123
Gogo, Inc. *	23,652	282
John Wiley & Sons, Inc. - Class A	16,295	606
Lumen Technologies, Inc. *	385,944	548
Madison Square Garden Sports Corp.	6,377	1,124
The Marcus Corp.	9,308	144
QuinStreet, Inc. *	19,631	176
Scholastic Corp.	10,675	407
Shenandoah Telecommunications Co.	19,243	397
Shutterstock, Inc.	9,258	352
TechTarget, Inc. *	9,695	294
Telephone and Data Systems, Inc.	37,488	686
Thryv Holdings, Inc. *	11,663	219
TripAdvisor, Inc. *	41,228	684
Yelp, Inc. *	26,315	1,095

Total		10,831

Consumer Discretionary (13.7%)
Abercrombie & Fitch Co. - Class A *	19,171	1,081
Academy Sports & Outdoors, Inc.	29,277	1,384
Adtalem Global Education, Inc. *	15,908	682
Advance Auto Parts, Inc.	22,762	1,273
American Axle & Manufacturing Holdings, Inc. *	44,827	325
American Eagle Outfitters, Inc.	71,071	1,180
America’s Car-Mart, Inc. *	2,286	208

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Asbury Automotive Group, Inc. *	7,878	1,812
BJ’s Restaurants, Inc. *	9,026	212
Bloomin’ Brands, Inc.	33,352	820
Boot Barn Holdings, Inc. *	11,484	932
Brinker International, Inc. *	16,961	536
The Buckle, Inc.	11,401	381
Caleres, Inc.	13,056	375
Cavco Industries, Inc. *	3,090	821
Century Communities, Inc.	10,912	729
The Cheesecake Factory, Inc.	18,064	547
Chico’s FAS, Inc. *	47,277	354
Chuy’s Holdings, Inc. *	6,907	246
Cracker Barrel Old Country Store, Inc.	8,483	570
Dana Holding Corp.	49,188	722
Dave & Buster’s Entertainment, Inc. *	13,147	487
Designer Brands, Inc.	18,856	239
Dine Brands Global, Inc.	5,957	295
Dorman Products, Inc. *	10,852	822
Ethan Allen Interiors, Inc.	8,740	261
Foot Locker, Inc.	31,290	543
Frontdoor, Inc. *	30,763	941
Gentherm, Inc. *	12,633	685
G-III Apparel Group, Ltd. *	15,538	387
Golden Entertainment, Inc.	8,292	283
Green Brick Partners, Inc. *	9,730	404
Group 1 Automotive, Inc.	5,380	1,446
Guess?, Inc.	10,454	226
Hanesbrands, Inc.	133,981	531
Haverty Furniture Cos., Inc.	5,144	148
Hibbett, Inc.	4,881	232
Installed Building Products, Inc.	9,029	1,128
iRobot Corp. *	10,566	400
Jack in the Box, Inc.	7,699	532
Kontoor Brands, Inc.	19,127	840
La-Z-Boy, Inc.	16,575	512
LCI Industries	9,697	1,139
Leslie’s, Inc. *	70,459	399
LGI Homes, Inc. *	7,844	780
M.D.C. Holdings, Inc.	22,839	942

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
M/I Homes, Inc. *	10,643	894
MarineMax, Inc. *	7,633	250
Meritage Homes Corp.	14,079	1,723
Mister Car Wash, Inc. *	34,695	191
Monarch Casino & Resort, Inc.	5,133	319
Monro, Inc.	12,032	334
Movado Group, Inc.	5,947	163
National Vision Holdings, Inc. *	29,928	484
Newell Brands, Inc.	145,921	1,318
The ODP Corp. *	12,969	598
Oxford Industries, Inc.	5,659	544
Papa John’s International, Inc.	12,537	855
Patrick Industries, Inc.	7,994	600
Perdoceo Education Corp.	25,122	430
PHINIA Inc.	18,002	482
Rent-A-Center, Inc.	17,577	518
Sabre Corp. *	127,262	571
Sally Beauty Holdings, Inc. *	41,269	346
Shake Shack, Inc. - Class A *	14,354	833
Shoe Carnival, Inc.	6,915	166
Signet Jewelers, Ltd.	17,388	1,249
Six Flags Entertainment Corp. *	27,428	645
Sleep Number Corp. *	8,081	199
Sonic Automotive, Inc. - Class A	6,096	291
Sonos, Inc. *	49,111	634
Standard Motor Products, Inc.	7,157	241
Steven Madden, Ltd.	27,112	861
Strategic Education, Inc.	8,428	634
Stride, Inc. *	15,491	697
Sturm, Ruger & Co., Inc.	6,790	354
TRI Pointe Homes, Inc. *	37,908	1,037
Urban Outfitters, Inc. *	21,653	708
Victoria’s Secret & Co. *	29,542	493
Vista Outdoor, Inc. *	22,210	736
Winnebago Industries, Inc.	11,568	688
Wolverine World Wide, Inc.	30,448	245
XPEL, Inc. *	8,144	628

Total		51,751

Index 600 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (5.0%)
The Andersons, Inc.	12,058	621
B&G Foods, Inc.	27,683	274
Calavo Growers, Inc.	6,810	172
Cal-Maine Foods, Inc.	15,566	754
Central Garden & Pet Co. *	3,651	161
Central Garden & Pet Co. - Class A *	15,695	629
The Chefs’ Warehouse, Inc. *	13,516	286
e.l.f. Beauty, Inc. *	20,852	2,290
Edgewell Personal Care Co.	19,457	719
Energizer Holdings, Inc.	25,458	816
Fresh Del Monte Produce, Inc.	12,899	333
The Hain Celestial Group, Inc. *	34,250	355
Hostess Brands, Inc. *	50,875	1,695
Inter Parfums, Inc.	6,849	920
J & J Snack Foods Corp.	5,909	967
John B. Sanfilippo & Son, Inc.	3,430	339
Medifast, Inc.	4,170	312
MGP Ingredients, Inc.	5,984	631
National Beverage Corp. *	8,937	420
Nu Skin Enterprises, Inc.	19,130	406
PriceSmart, Inc.	9,868	735
The Simply Good Foods Co. *	34,687	1,197
SpartanNash Co.	13,306	293
Tootsie Roll Industries, Inc.	6,667	199
TreeHouse Foods, Inc. *	19,647	856
United Natural Foods, Inc. *	22,439	317
Universal Corp.	9,436	446
USANA Health Sciences, Inc. *	4,287	251
Vector Group, Ltd.	50,760	540
WD-40 Co.	5,194	1,056

Total		18,990

Energy (5.3%)
Archrock, Inc.	52,737	665
Bristow Group, Inc. *	9,169	258
California Resources Corp.	24,825	1,390
Callon Petroleum Co. *	21,400	837
Comstock Resources, Inc.	35,189	388
CONSOL Energy, Inc.	11,023	1,156
Core Laboratories, Inc.	17,873	429
CVR Energy, Inc.	11,165	380
Dorian LPG, Ltd.	12,992	373

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Dril-Quip, Inc. *	13,087	369
Green Plains, Inc. *	22,794	686
Helix Energy Solutions Group, Inc. *	54,282	606
Helmerich & Payne, Inc.	38,074	1,605
Laredo Petroleum, Inc. *	6,409	355
Liberty Energy, Inc.	59,371	1,100
Nabors Industries, Ltd. *	3,436	423
Northern Oil and Gas, Inc.	32,056	1,290
Oceaneering International, Inc. *	38,589	993
Oil States International, Inc. *	24,473	205
Par Pacific Holdings, Inc. *	21,512	773
Patterson-UTI Energy, Inc.	122,738	1,699
ProPetro Holding Corp. *	33,249	353
REX American Resources Corp. *	5,793	236
RPC, Inc.	32,600	291
SM Energy Co.	45,439	1,802
Talos Energy, Inc. *	38,474	633
US Silica Holdings, Inc. *	29,529	415
World Fuel Services Corp.	23,051	517

Total		20,227

Financials (17.7%)
Ambac Financial Group, Inc. *	17,350	209
American Equity Investment Life Holding Co.	23,685	1,271
Ameris Bancorp	24,883	955
AMERISAFE, Inc.	7,344	368
Apollo Commercial Real Estate Finance, Inc.	49,810	505
Arbor Realty Trust, Inc.	71,418	1,084
ARMOUR Residential REIT, Inc.	87,438	372
Artisan Partners Asset Management, Inc.	26,215	981
Assured Guaranty, Ltd.	21,305	1,289
Atlantic Union Bankshares Corp.	28,721	827
Axos Financial, Inc. *	20,086	760
B. Riley Financial, Inc.	6,388	262
Banc of California, Inc.	20,067	248
BancFirst Corp.	5,550	481
The Bancorp, Inc. *	20,784	717
Bank of Hawaii Corp.	15,212	756
BankUnited, Inc.	28,494	647

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Banner Corp.	13,152	557
Berkshire Hills Bancorp, Inc.	16,853	338
Blackstone Mortgage Trust, Inc.	65,996	1,435
Blucora, Inc. *	14,077	360
Brightsphere Investment Group, Inc.	12,400	240
Brookline Bancorp, Inc.	33,946	309
Capitol Federal Financial, Inc.	48,512	231
Cathay General Bancorp	27,775	965
Central Pacific Financial Corp.	10,356	173
City Holding Co.	5,748	519
Community Bank System, Inc.	20,497	865
Customers Bancorp, Inc. *	10,782	371
CVB Financial Corp.	50,689	840
Dime Community Bancshares, Inc.	13,467	269
Donnelley Financial Solutions, Inc. *	9,544	537
Eagle Bancorp, Inc.	11,452	246
Ellington Financial, Inc.	26,037	325
Employers Holdings, Inc.	9,978	399
Encore Capital Group, Inc. *	8,992	429
Enova International, Inc. *	11,785	600
EVERTEC, Inc.	24,749	920
EZCORP, Inc. - Class A *	19,947	165
FB Financial Corp.	13,436	381
First Bancorp	83,998	1,362
First Commonwealth Financial Corp.	39,210	479
First Financial Bancorp	36,424	714
First Hawaiian, Inc.	48,865	882
Franklin BSP Realty Trust, Inc.	31,487	417
Fulton Financial Corp.	62,808	761
Genworth Financial, Inc. - Class A *	177,316	1,039
Goosehead Insurance, Inc. *	9,150	682
Green Dot Corp. - Class A *	17,234	240
Hanmi Financial Corp.	11,673	189
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,021	870
HCI Group, Inc.	2,302	125

Index 600 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Heritage Financial Corp.	13,423	219
Hilltop Holdings, Inc.	17,696	502
Hope Bancorp, Inc.	45,954	407
Horace Mann Educators Corp.	15,635	459
Independent Bank Corp.	16,900	830
Independent Bank Group, Inc.	13,753	544
Invesco Mortgage Capital, Inc.	16,884	169
Jackson Financial, Inc.	27,914	1,067
James River Group Holdings, Ltd.	14,402	221
KKR Real Estate Finance Trust, Inc.	22,237	264
Lakeland Financial Corp.	9,739	462
Lincoln National Corp.	64,955	1,604
Mercury General Corp.	10,174	285
Meta Financial Group, Inc.	10,042	463
Moelis & Co.	25,491	1,150
Mr. Cooper Group, Inc. *	25,597	1,371
National Bank Holding Corp. - Class A	14,439	430
Navient Corp.	33,528	577
NBT Bancorp, Inc.	18,086	573
New York Mortgage Trust, Inc.	34,955	297
NMI Holdings, Inc. - Class A *	31,497	853
Northfield Bancorp, Inc.	15,167	143
Northwest Bancshares, Inc.	48,676	498
OFG Bancorp	18,047	539
Pacific Premier Bancorp, Inc.	36,718	799
PacWest Bancorp	45,391	359
Palomar Holdings, Inc. *	9,472	481
Park National Corp.	5,505	520
Payoneer Global, Inc. *	99,021	606
PennyMac Mortgage Investment Trust	33,234	412
Piper Sandler Cos.	5,748	835
PRA Group, Inc. *	15,026	289
Preferred Bank	5,008	312
ProAssurance Corp.	19,934	377
PROG Holdings, Inc. *	17,504	581
Provident Financial Services, Inc.	28,924	442
Radian Group, Inc.	60,283	1,514
Ready Capital Corp.	60,508	612
Redwood Trust, Inc.	43,732	312
Renasant Corp.	21,496	563
S&T Bancorp, Inc.	14,644	397

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Safety Insurance Group, Inc.	5,663	386
Seacoast Banking Corp. of Florida	32,574	715
ServisFirst Bancshares, Inc.	18,755	978
Simmons First National Corp. - Class A	48,347	820
SiriusPoint, Ltd. *	34,140	347
Southside Bancshares, Inc.	11,108	319
Stellar Bancorp, Inc.	17,934	382
Stewart Information Services Corp.	10,468	459
StoneX Group, Inc. *	6,847	664
Tompkins Financial Corp.	4,787	235
Triumph Financial, Inc.	8,288	537
Trupanion, Inc. *	13,622	384
TrustCo Bank Corp.	7,290	199
Trustmark Corp.	23,384	508
Two Harbors Investment Corp.	36,851	488
United Community Banks, Inc.	45,509	1,156
United Fire Group, Inc.	8,115	160
Veritex Holdings, Inc.	20,772	373
Virtus Investment Partners, Inc.	2,611	527
Walker & Dunlop, Inc.	12,768	948
Washington Federal, Inc.	24,786	635
Westamerica Bancorporation	10,207	441
WisdomTree Investments, Inc.	43,740	306
World Acceptance Corp. *	1,295	165
WSFS Financial Corp.	23,377	853

Total		67,289

Health Care (9.8%)
AdaptHealth LLC *	31,269	285
Addus HomeCare Corp. *	6,208	529
Agiliti, Inc. *	13,407	87
Allscripts Healthcare Solutions, Inc. *	41,848	550
AMN Healthcare Services, Inc. *	14,546	1,239
Amphastar Pharmaceuticals, Inc. *	14,592	671
ANI Pharmaceuticals, Inc. *	6,134	356
Apollo Medical Holdings, Inc. *	16,160	499
Arcus Biosciences, Inc. *	20,536	369
Artivion, Inc. *	14,929	226

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Avanos Medical, Inc. *	17,952	363
Avid Bioservices, Inc. *	24,009	227
BioLife Solutions, Inc. *	13,154	182
Catalyst Pharmaceuticals, Inc. *	38,358	448
Certara, Inc. *	40,994	596
Collegium Pharmaceutical, Inc. *	13,301	297
Community Health Systems, Inc. *	48,707	141
CONMED Corp.	11,771	1,187
Corcept Therapeutics, Inc. *	34,556	942
CorVel Corp. *	3,473	683
Cross Country Healthcare, Inc. *	12,886	319
Cytek Biosciences, Inc. *	38,109	210
Cytokinetics, Inc. *	36,754	1,083
Dynavax Technologies Corp. *	49,301	728
Embecta Corp.	21,944	330
Enhabit, Inc. *	19,183	216
Ensign Group, Inc.	21,518	2,000
Fortrea Holdings, Inc. *	33,924	970
Fulgent Genetics, Inc. *	7,791	208
Glaukos Corp. *	18,629	1,402
Harmony Biosciences Holdings, Inc. *	12,866	422
HealthStream, Inc.	9,302	201
Innoviva, Inc. *	21,946	285
Integer Holdings Corp. *	12,755	1,000
Ironwood Pharmaceuticals, Inc. *	52,556	506
iTeos Therapeutics, Inc. *	10,235	112
LeMaitre Vascular, Inc.	7,588	413
Ligand Pharmaceuticals, Inc. - Class B *	6,248	374
MEDNAX, Inc. *	31,686	403
Merit Medical Systems, Inc. *	22,071	1,523
Mesa Laboratories, Inc.	1,949	205
ModivCare, Inc. *	4,723	149
Myriad Genetics, Inc. *	31,350	503
NeoGenomics, Inc. *	48,851	601
NextGen Healthcare, Inc. *	20,787	493
OmniAb, Inc. - 12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration *,Æ	2,585	–

Index 600 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Omnicell, Inc. *	17,313	780
OraSure Technologies, Inc. *	28,604	170
Orthofix Medical, Inc. *	14,139	182
Owens & Minor, Inc. *	29,305	474
Pacira Biosciences, Inc. *	17,775	545
Phibro Animal Health Corp. - Class A	7,553	96
Premier, Inc. - Class A	45,597	980
Prestige Consumer Healthcare, Inc. *	18,973	1,085
Privia Health Group, Inc. *	39,093	899
RadNet, Inc. *	23,101	651
REGENXBIO, Inc. *	15,613	257
Schrodinger, Inc. *	20,893	591
Select Medical Holdings Corp.	39,918	1,009
Simulations Plus, Inc.	6,105	255
STAAR Surgical Co. *	18,571	746
Supernus Pharmaceuticals, Inc. *	20,893	576
Tandem Diabetes Care, Inc. *	24,919	518
UFP Technologies, Inc. *	2,691	435
US Physical Therapy, Inc.	5,738	526
Varex Imaging Corp. *	15,473	291
Vericel Corp. *	18,237	611
Vir Biotechnology, Inc. *	32,890	308
Xencor, Inc. *	23,199	467

Total		36,985

Industrials (17.0%)
3D Systems Corp. *	51,108	251
AAON, Inc.	25,936	1,475
AAR Corp. *	12,724	758
ABM Industries, Inc.	25,328	1,013
Aerovironment, Inc. *	10,038	1,120
Alamo Group, Inc.	3,955	684
Albany International Corp. - Class A	11,939	1,030
Allegiant Travel Co.	5,792	445
American Woodmark Corp. *	6,271	474
Apogee Enterprises, Inc.	8,455	398
Applied Industrial Technologies, Inc.	14,802	2,289
ArcBest Corp.	9,200	935
Arcosa, Inc.	18,672	1,343
Astec Industries, Inc.	8,706	410
AZZ, Inc.	9,575	436
Barnes Group, Inc.	19,387	659
Boise Cascade Co.	15,160	1,562
Brady Corp. - Class A	17,581	966

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CIRCOR International, Inc. *	7,808	435
Comfort Systems USA, Inc.	13,697	2,334
CoreCivic, Inc. *	43,502	489
CSG Systems International, Inc.	11,651	596
Deluxe Corp.	16,701	316
DXP Enterprises, Inc. *	5,252	184
Dycom Industries, Inc. *	11,229	999
Encore Wire Corp.	6,435	1,174
Enerpac Tool Group Corp.	21,485	568
EnPro Industries, Inc.	8,005	970
ESCO Technologies, Inc.	9,875	1,031
Federal Signal Corp.	23,355	1,395
Forrester Research, Inc. *	4,413	128
Forward Air Corp.	9,840	676
Franklin Electric Co., Inc.	15,235	1,359
The GEO Group, Inc. *	48,289	395
Gibraltar Industries, Inc. *	11,649	786
GMS, Inc. *	15,612	999
Granite Construction, Inc.	16,818	639
The Greenbrier Cos., Inc.	11,826	473
Griffon Corp.	15,682	622
Harsco Corp. *	30,538	221
Hawaiian Holdings, Inc. *	19,769	125
Hayward Holdings, Inc. *	48,492	684
Healthcare Services Group, Inc.	28,412	296
Heartland Express, Inc.	17,552	258
Heidrick & Struggles International, Inc.	7,662	192
Hillenbrand, Inc.	26,771	1,133
HNI Corp.	17,822	617
Hub Group, Inc. - Class A *	12,031	945
Insteel Industries, Inc.	7,442	242
Interface, Inc.	22,252	218
JetBlue Airways Corp. *	127,612	587
John Bean Technologies Corp.	12,191	1,282
Kaman Corp.	10,806	212
KAR Auction Services, Inc. *	41,915	625
Kelly Services, Inc. - Class A	12,277	223
Kennametal, Inc.	30,526	760
Korn Ferry	20,518	973
Lindsay Corp.	4,216	496

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Liquidity Services, Inc. *	8,584	151
Marten Transport, Ltd.	22,109	436
Masterbrand, Inc. *	48,892	594
Matson, Inc.	13,514	1,199
Matthews International Corp. - Class A	11,666	454
Mercury Systems, Inc. *	19,607	727
MillerKnoll, Inc.	28,985	709
Moog, Inc. - Class A	10,998	1,242
Mueller Industries, Inc.	21,742	1,634
MYR Group, Inc. *	6,398	862
National Presto Industries, Inc.	2,011	146
NOW, Inc. *	40,867	485
NV5 Global, Inc. *	4,867	468
PGT Innovations, Inc. *	22,342	620
Pitney Bowes, Inc.	58,655	177
Powell Industries, Inc.	3,497	290
Proto Labs, Inc. *	9,992	264
Quanex Building Products Corp.	12,618	355
Resideo Technologies, Inc. *	56,540	893
Resources Connection, Inc.	12,256	183
RXO, Inc. *	44,796	884
SkyWest, Inc. *	16,106	676
SPX Technologies, Inc. *	17,457	1,421
Standex International Corp.	4,537	661
Sun Country Airlines Holdings, Inc. *	15,443	229
SunPower Corp. *	32,871	203
Tennant Co.	7,116	528
Titan International, Inc. *	19,696	265
Trinity Industries, Inc.	31,345	763
Triumph Group, Inc. *	29,375	225
TrueBlue, Inc. *	11,874	174
TTEC Holdings, Inc.	7,265	191
UniFirst Corp.	5,784	943
Veritiv Corp.	5,189	876
Verra Mobility Corp. *	64,974	1,215
Viad Corp. *	7,994	209
Wabash National Corp.	17,997	380

Total		64,637

Information Technology (12.9%)
A10 Networks, Inc.	26,693	401
Adeia, Inc.	40,880	437
Adtran Holdings, Inc.	27,101	223
Advanced Energy Industries, Inc.	14,417	1,487
Agilysys, Inc. *	7,768	514
Alarm.com Holdings, Inc. *	19,112	1,168

Index 600 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Alliance Data Systems Corp.	19,233	658
Alpha & Omega Semiconductor, Ltd. *	8,578	256
Arlo Technologies, Inc. *	36,014	371
Avid Technology, Inc. *	12,987	349
Axcelis Technologies, Inc. *	12,566	2,049
Badger Meter, Inc.	11,227	1,615
Benchmark Electronics, Inc.	13,664	331
Cerence, Inc. *	15,447	315
CEVA, Inc. *	9,050	175
Clearfield, Inc. *	4,964	142
Cohu, Inc. *	18,229	628
Consensus Cloud Solutions, Inc. *	6,912	174
Corsair Gaming, Inc. *	16,531	240
CTS Corp.	12,008	501
Digi International, Inc. *	13,773	372
Digital Turbine, Inc. *	34,643	210
Diodes, Inc. *	17,520	1,381
DoubleVerify Holdings, Inc. *	48,079	1,344
Ebix, Inc.	9,521	94
ePlus, Inc. *	10,315	655
Extreme Networks, Inc. *	48,927	1,185
Fabrinet *	13,899	2,316
FormFactor, Inc. *	29,737	1,039
Harmonic, Inc. *	42,855	413
Ichor Holdings, Ltd. *	11,201	347
Insight Enterprises, Inc. *	11,581	1,685
InterDigital, Inc.	10,112	811
Itron, Inc. *	17,408	1,055
Knowles Corp. *	34,911	517
Kulicke and Soffa Industries, Inc.	21,629	1,052
LiveRamp Holdings, Inc. *	25,347	731
MaxLinear, Inc. - Class A *	28,230	628
Methode Electronics, Inc. - Class A	13,790	315
N-able, Inc. *	26,348	340
NetScout Systems, Inc. *	27,632	774
OneSpan, Inc. *	13,600	146
Onto Innovation, Inc. *	18,788	2,396
OSI Systems, Inc. *	5,893	696
PC Connection, Inc.	4,326	231
PDF Solutions, Inc. *	11,679	378
Perficient, Inc. *	13,332	771
Photronics, Inc. *	23,940	484
Plexus Corp. *	10,524	979
Progress Software Corp.	16,611	873

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Rambus, Inc. *	41,789	2,331
Rogers Corp. *	6,416	844
Sanmina Corp. *	21,916	1,190
ScanSource, Inc. *	9,539	289
Semtech Corp. *	24,490	631
SiTime Corp. *	6,548	748
SMART Global Holdings, Inc. *	19,172	467
SPS Commerce, Inc. *	14,036	2,395
TTM Technologies, Inc. *	39,782	512
Ultra Clean Holdings, Inc. *	17,116	508
Veeco Instruments, Inc. *	21,576	606
ViaSat, Inc. *	28,501	526
Viavi Solutions, Inc. *	85,184	779
Xerox Holdings Corp.	43,330	680
Xperi, Inc. *	16,580	163

Total		48,921

Materials (5.2%)
AdvanSix, Inc.	10,420	324
Allegheny Technologies, Inc. *	49,234	2,026
American Vanguard Corp.	10,433	114
Balchem Corp.	12,346	1,531
Carpenter Technology Corp.	18,589	1,249
Century Aluminum Co. *	19,804	142
Clearwater Paper Corp. *	6,401	232
Compass Minerals International, Inc.	12,918	361
H.B. Fuller Co.	20,629	1,415
Hawkins, Inc.	7,352	433
Haynes International, Inc.	4,873	227
Ingevity Corp. *	12,900	614
Innospec, Inc.	9,523	973
Kaiser Aluminum Corp.	6,131	461
Koppers Holdings, Inc.	7,990	316
Livent Corp. *	68,814	1,267
Materion Corp.	7,902	805
Mercer International, Inc.	16,814	144
Minerals Technologies, Inc.	12,462	682
Myers Industries, Inc.	14,094	253
O-I Glass, Inc. *	59,375	993
Olympic Steel, Inc.	3,770	212
Quaker Chemical Corp.	5,306	849
Schweitzer-Mauduit International, Inc.	20,946	299
Sensient Technologies Corp.	16,179	946
Stepan Co.	8,131	610

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Materials continued
SunCoke Energy, Inc.	32,079	326
Sylvamo Corp.	13,627	599
TimkenSteel Corp. *	14,806	322
Warrior Met Coal, Inc.	19,919	1,018

Total		19,743

Real Estate (7.7%)
Acadia Realty Trust	36,447	523
Alexander & Baldwin, Inc.	27,825	466
American Assets Trust, Inc.	18,603	362
Apple Hospitality REIT, Inc.	81,481	1,250
Armada Hoffler Properties, Inc.	26,011	266
Brandywine Realty Trust	65,905	299
CareTrust REIT, Inc.	38,088	781
Centerspace	5,725	345
Chatham Lodging Trust	18,698	179
Community Healthcare Trust, Inc.	9,453	281
Cushman & Wakefield PLC *	64,363	490
DiamondRock Hospitality Co.	80,261	645
Douglas Emmett, Inc.	63,849	815
Easterly Government Properties, Inc.	35,780	409
Essential Properties Realty Trust, Inc.	59,737	1,292
eXp World Holdings, Inc.	29,368	477
Four Corners Property Trust, Inc.	34,672	769
Getty Realty Corp.	17,597	488
Global Net Lease, Inc.	74,416	715
Highwoods Properties, Inc.	40,466	834
Hudson Pacific Properties, Inc.	48,569	323
Innovative Industrial Properties, Inc.	10,737	812
iStar, Inc.	17,142	305
JBG SMITH Properties	36,045	521
Kennedy-Wilson Holdings, Inc.	45,373	669
LTC Properties, Inc.	15,857	509
LXP Industrial Trust	112,054	997
The Macerich Co.	82,421	899
Marcus & Millichap, Inc.	9,130	268
NexPoint Residential Trust, Inc.	8,750	282
OUTFRONT Media, Inc.	55,613	562
Pebblebrook Hotel Trust	46,141	627

Index 600 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Phillips Edison & Co., Inc.	44,958	1,508
Realogy Holdings Corp. *	42,306	272
Retail Opportunity Investments Corp.	48,251	597
RPT Realty	30,567	323
Saul Centers, Inc.	4,952	175
Service Properties Trust	63,358	487
SITE Centers Corp.	68,917	850
SL Green Realty Corp.	24,656	920
The St. Joe Co.	13,666	742
Summit Hotel Properties, Inc.	41,186	239
Sunstone Hotel Investors, Inc.	79,338	742
Tanger Factory Outlet Centers, Inc.	40,274	910
Uniti Group, Inc.	91,394	431
Universal Health Realty Income Trust	4,869	197
Urban Edge Properties	45,047	687
Veris Residential, Inc.	30,673	506
Washington Real Estate Investment Trust	33,639	459
Whitestone REIT	17,849	172
Xenia Hotels & Resorts, Inc.	41,072	484

Total		29,161

Utilities (1.8%)
American States Water Co.	14,154	1,114
Avista Corp.	29,294	948
California Water Service Group	22,088	1,045
Chesapeake Utilities Corp.	6,811	666
Middlesex Water Co.	6,793	450
Northwest Natural Holding Co.	13,795	526
Otter Trail Corp.	15,970	1,212
SJW Group	11,130	669
Unitil Corp.	6,153	263

Total		6,893

Total Common Stocks (Cost: $349,948)		375,428

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 10/26/23 b	255,000	254

Total		254

Total Short-Term Investments (Cost: $254)		254

Short-Term Investments (0.1%)	Shares/ Par +	Value $ (000’s)
Governments continued

Total Investments (99.1%) (Cost: $350,202)@		375,682

Other Assets, Less Liabilities (0.9%)		3,544

Net Assets (100.0%)		379,226

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	2	42	12/23	$3,777	$(67)	$ (22)

							$(67)	$ (22)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(22)	$(22)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
b	Part or all of the security has been pledged as collateral.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $350,202 and the net unrealized appreciation of investments based on that cost was $25,413 which is comprised of $82,158 aggregate gross unrealized appreciation and $56,745 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$375,428	$—	$—
Short-Term Investments	—	254	—

Total Assets:	$375,428	$254	$—

Liabilities:
Other Financial Instruments^
Futures	(67)	—	—

Total Liabilities:	$(67)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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